TAXATION	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
TAXATION

8.	TAXATION

The components of income tax expense are as follows:

(in thousands of $)	2011	2010	2009
Current tax expense (income):
U.K.	2,733	1,030	(218)
Brazil	1,363	1,595	1,098
Total current expense	4,096	2,625	880
Deferred tax expense (income):
U.K.	886	(1,198)	763
Amortization of tax benefit arising on intra-group transfers of long term assets (see note 25)	(6,687)	—	—
Total income tax (gain) expense	(1,705)	1,427	1,643

Bermuda

Under current Bermuda law, The Minister of Finance in Bermuda has granted the Company a tax exempt status until March 28, 2016, under which no income taxes or other taxes (other than duty on goods imported into Bermuda and payroll tax in respect of any Bermuda-resident employees) are payable by the Company in Bermuda. If the Minister of Finance in Bermuda does not grant a new exemption or extend the current tax exemption, and if the Bermudian Parliament passes legislation imposing taxes on exempted companies, the Company may become subject to taxation in Bermuda after March 2016.

United States

Pursuant to the Internal Revenue Code of the United States (the "Code"), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the Company operating the ships meets certain requirements.  Among other things, in order to qualify for this exemption, the Company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. citizens and U.S. corporations and must be more than 50% owned by individuals who are residents, as defined, in such country or another foreign country that grants an equivalent exemption to U.S. citizens and U.S. corporations.  The management of the Company believes that it satisfied these requirements and therefore by virtue of the above provisions, it was not subject to tax on its U.S. source income.

Reconciliation between the income tax expense resulting from applying either the U.S. Federal or Bermudan statutory income tax rate and the reported income tax expense has not been presented herein as it would not provide additional useful information to users of the consolidated financial statements as the Company's net income is subject to neither Bermuda nor U.S. tax.

United Kingdom

Current taxation charge of $2.7 million, $1.0 million and credit of $0.2 million for the years ended December 31, 2011, 2010 and 2009, respectively, relates to taxation of the operations of the Company's United Kingdom subsidiaries, which includes amounts paid by one of the U.K. subsidiary's branch office in Oslo.  Taxable revenues in the U.K. are generated by U.K. subsidiary companies of Golar and are comprised of management fees received from Golar group companies as well as revenues from the operation of eight of Golar's vessels.  These vessels are sub-leased from other non-U.K. Golar companies, which in the case of three of the vessels are in turn leased from financial institutions.  As at December 31, 2011 the statutory rate in the U.K. was 26%.

As at December 31, 2011, the 2011 U.K. income tax returns have not been filed.  Accordingly, once filed the tax years 2008 to 2011 remain open for examination by the U.K. tax authorities.

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.  The company recorded deferred tax assets of $0.6 million and $1.2 million as of December 31, 2011 and 2010, respectively which have been classified as non-current and included within other long-term assets (see note 19).  These assets relate to differences for depreciation and net operating losses carried forward.

Brazil

Current taxation charge of $1.4 million, $1.6 million and $1.1 million for the years ended December 31, 2011, 2010 and 2009, respectively, refers to taxation levied on the Company's Brazilian operations.

Other jurisdictions

No tax has been levied on income derived from the Company's subsidiaries registered in Liberia, the Marshall Islands and the British Virgin Islands.

Deferred income tax assets are summarized as follows:

(in thousands of $)	2011	2010
Deferred tax assets, gross	622	1,630
Valuation allowances	—	(399)
Deferred tax assets, net	622	1,231